Financial and capital risk management (Details 12) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 7,566	$ 5,006
Cash And Cash Equivalents Current [Member] | Aa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	721	391
Cash And Cash Equivalents Current [Member] | A 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	2,918	1,874
Cash And Cash Equivalents Current [Member] | A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1	520
Cash And Cash Equivalents Current [Member] | A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1,339	709
Cash And Cash Equivalents Current [Member] | Baa 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		1
Cash And Cash Equivalents Current [Member] | Baa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	2	4
Cash And Cash Equivalents Current [Member] | Baa 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	55
Cash And Cash Equivalents Current [Member] | Ba 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1,658	719
Cash And Cash Equivalents Current [Member] | Ba 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	872	788
Derivatives [member]
IfrsStatementLineItems [Line Items]
Credit exposure	617	68
Derivatives [member] | Aa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1	1
Derivatives [member] | A 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	169	28
Derivatives [member] | A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		13
Derivatives [member] | A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	61	2
Derivatives [member] | Ba 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	198	18
Derivatives [member] | Ba 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 188	$ 6